Financial instruments - Narrative (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	$ 2,688,308,000	$ 3,100,321,000
Cash and cash equivalents, funds held for clients, short-term investments and long-term investments	1,995,413,000	2,081,463,000
Available credit facility	1,496,355,000	1,495,858,000
Trade receivables	1,117,712,000	1,152,880,000
Cross-Currency Swap Agreeement Between Canadian Dollar And Euro [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount of financial liabilities	670,000,000
Cross-currency swaps in Swedish krona
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount of financial liabilities	80,000,000
Settled cross-currency swap agreement
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount of financial liabilities	954,832,000
Net gain on settlement of derivatives	38,943,000
Net gain on settlement of cash flow hedge, profit or loss	7,811,000
Net gain on settlement of net investment hedge. other comprehensive income	31,132,000
Unsecured committed term loan credit facility
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	0	676,886,000
2021 U.S. Senior Notes
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	$ 1,342,758,000	$ 1,342,714,000
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent	1.00%
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent	10.00%
Currency risk | Hedges of net investments in European operations
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount of financial liabilities	$ 1,351,500,000
Currency risk | 2021 U.S. Senior Notes
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	$ 1,342,758,000